Common Stock (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Prepaid expense	$ 92,000	$ 17,000
Warrants Entitle [Member]
Shares purchased	744,756
Shares purchased, term	5 years
Shares purchased exercise price per share	$ 26.00
Broker Warrants Entitle [Member]
Shares purchased	74,483
Shares purchased, term	5 years
Shares purchased exercise price per share	$ 13.00